Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule Of Income Taxes [Line Items]
Deferred taxes Included in current assets	$ 788		$ 562
Deferred taxes Included in long-term assets	183		160
Deferred taxes Included in current liabilities	9		21
Deferred taxes Included in long-term liabilities	18,040	[1]	17,320	[1]
Increase (decrease) in valuation allowance	87
Decrease in valuation allowance	87
Increase in valuation allowance	174
Income considered to be permanently reinvested in foreign subsidiaries and foreign corporate joint ventures	4,227		4,134
Unrecognized tax benefits that if recognized, would affect effective tax rate	815		914		931
Accrued liabilities for interest and penalties	141		171		166
Interest and penalties affecting earnings	10		2		18
Supplementary UK Corporate Rate, before change	20.00%
Supplementary UK Corporate Rate, after change	32.00%
Overall UK Corporate Rate Before Change	50.00%
Overall UK Corporate Rate, after change	62.00%
Foreign Income Tax Expense Total, related to new rate	316
Foreign Income Tax Expense Deferred, related to new rate	106
Foreign Income Tax Expense Current, related to new rate	$ 210

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.